Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Feb. 28, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 73,114
2022	290,791	$ 260,224
2023	221,708	259,807
2024	130,197	259,224
2025	10,834	173,962
Thereafter	272,464	267,557
Total	$ 999,108	$ 1,275,374